Operating leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Lease Costs
Lease costs recorded under operating leases for three and six months ended June 30, 2024 and June 30, 2023 were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
	(in thousands)
Operating lease costs	$9,287	$12,818	$22,450	$25,689
Income from sub-leases	(301)	(283)	(637)	(561)
Net operating lease costs	$8,986	$12,535	$21,813	$25,128

Schedule of Operating Lease Maturity
Future minimum lease payments under non-cancelable leases as of June 30, 2024 were as follows:

(in thousands)
Year 1	$42,160
Year 2	38,053
Year 3	32,707
Year 4	25,968
Year 5	18,176
Thereafter	46,671
Total future minimum lease payments	203,735
Lease imputed interest	(21,976)
Total	$181,759